Cover Page	12 Months Ended
Dec. 31, 2020 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	0-27466
Entity Registrant Name	NICE LTD.
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	13 Zarchin Street
Entity Address, Address Line Two	P.O. Box 690
Entity Address, City or Town	Ra’anana
Entity Address, Postal Zip Code	4310602
Entity Address, Country	IL
Title of 12(b) Security	American Depositary Shares, each representingone Ordinary Share, par value oneNew Israeli Shekel per share
Trading Symbol	NICE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	63,050,434
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001003935
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2020
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	13 Zarchin Street
Entity Address, Address Line Two	P.O. Box 690
Entity Address, City or Town	Ra’anana
Entity Address, Postal Zip Code	4310602
Entity Address, Country	IL
Contact Personnel Name	Tali Mirsky
City Area Code	972
Local Phone Number	9-7753151
Contact Personnel Email Address	tali.mirsky@nice.com